Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Net of allowance for doubtful accounts (in Dollars)	$ 82,032	$ 46,722
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	4,991,000,000	4,991,000,000
Ordinary shares, shares issued	14,806,250	14,006,250
Ordinary shares, shares outstanding	14,806,250	14,006,250
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,000,000	8,000,000
Ordinary shares, shares issued	2,000,000	0
Ordinary shares, shares outstanding	2,000,000	0